Variable Interest Entity (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 17, 2021
Variable Interest Entity [Line Items]
Percentage of reduced interest rate	(19.43%)
Number of mineral rights leases acquired	2
Mineral rights value (in Dollars)	$ 17.1	$ 17.1
Round Top Mountain Development, LLC [Member]
Variable Interest Entity [Line Items]
Percentage of reduced interest rate		80.57%
Round Top Mountain Development, LLC [Member]
Variable Interest Entity [Line Items]
Equity interest percentage			80.00%